Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Other Current Assets [Line Items]
Prepaid expenses	$ 4,925	$ 2,939
Inventories	840	2,077
Other	5,428	38,646
Other current assets	50,653	47,882
Lease and operate agreement, net pre-commissioning contractual cash flows, current assets	0	31,600
Hilli Common Units
Other Current Assets [Line Items]
Dividends payable, amount waived		2,400
Gas
Other Current Assets [Line Items]
Derivative instrument	18,352	0
Oil
Other Current Assets [Line Items]
Derivative instrument	14,927	0
Money market
Other Current Assets [Line Items]
Interest receivable	4,810	2,053
Interest rate swap
Other Current Assets [Line Items]
Derivative instrument	0	422
Interest receivable	$ 1,371	$ 1,745